UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-41034

File No. 811-06324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	79	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	79

(Check appropriate box or boxes)

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania		19103-7094
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.

Taylor Brody, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600, Philadelphia, PA 19103-7098

(215) 564-8099

(215) 564-8071

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of April, 2020.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	April 14, 2020
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	April 14, 2020
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	April 14, 2020
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	April 14, 2020
Ann D. Borowiec

Joseph W. Chow	*	Trustee	April 14, 2020
Joseph W. Chow

John A. Fry	*	Trustee	April 14, 2020
John A. Fry

Lucinda S. Landreth	*	Trustee	April 14, 2020
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	April 14, 2020
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	April 14, 2020
Thomas K. Whitford

Christianna Wood	*	Trustee	April 14, 2020
Christianna Wood

Janet L. Yeomans	*	Trustee	April 14, 2020
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	April 14, 2020
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware Group® Global & International Funds N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase